Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Location And Fair Value Amounts Of Derivative Instruments Reported In Consolidated Balance Sheets

The location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2013 and 2014 are as follows:

	Asset derivatives				Liability derivatives
	December 31, 2013		December 31, 2014		December 31, 2013		December 31, 2014
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments under ASC 815
– Interest rate swap contracts	0	0		0	Other financial liabilities	(3,163)	Other financial liabilities	(2,334)
– Interest rate swap contracts	0	0		0	Other liabilities	(3,125)	Other liabilities	(1,030)

Total derivatives		0		0		(6,288)		(3,364)

Effect Of Derivative Instruments On Consolidated Statements Of Operations

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014 are as follows:

Derivatives not designated as hedging instruments under ASC 815	Location of (loss) gain recognized in income (expenses) on derivatives	Amount of (loss) gain recognized in (expenses) income on derivatives
		Year ended December 31,
		2012	2013	2014
Interest rate swap contracts	Interest (expenses)/income	(10,154)	(27)	236

Total		(10,154)	(27)	236